Shareholder's Equity - Raised Capital (Details) - € / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholder's Equity
Number of shares issued	177,185,736	176,953,000	176,608,000	163,915,000
Number of shares outstanding	177,185,736
Nominal amount per share	€ 1.00